Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Patents	Dec. 31, 2011 Patents	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Mar. 31, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock
Significant Accounting Policies [Line Items]
Deferred IPO cost	$ 617,706
IPO costs discounted	733,250
Deferred cost expected to be refunded	120,000
Income tax benefit	663,900	663,900
Accrued liability related to the issuance of Series B preferred stock and certain notes payable								300,000	541,000
Federal grant awarded			733,438
Goal of curing cancer			30 years
Fixed assets, estimated useful lives						5 years	7 years
Accumulated amortization of patents				41,000	24,000
Future amortization expense, year 2013				15,200
Future amortization expense, year 2014				15,200
Future amortization expense, year 2015				15,200
Future amortization expense, year 2016				15,200
Future amortization expense, year 2017				15,200
Future amortization expense, year 2018				15,200
Future amortization expense, year 2019				12,000
Future amortization expense, year 2020				5,500
Future amortization expense, year 2021				2,800
Accrued liability									$ 541,000	$ 150,000